Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 73,507.92
Total Fee Amount	73,507.92
Total Transaction Valuation	532,280,341.08
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A